Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
Ordinary Shares
Ordinary shares, shares authorized	1,500,000,000
Class A ordinary shares
Ordinary Shares
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000
Number of votes per ordinary share | Vote	1
Class B ordinary shares
Ordinary Shares
Ordinary shares, shares authorized	231,215,000	231,215,000
Number of votes per ordinary share | Vote	10
Number of Class A ordinary shares to be issued during conversion	1